Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Significant Related Party Transactions

b)	Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate

c)	Significant related party transactions

(a)	Purchases of materials

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
JMC	132,494	9	—

Key Management Personnel Compensation

d)	Key management personnel compensation

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	151,095	178,713	186,854
Post-employment compensation	2,067	2,049	4,258
Share-based payments	6,763	—	—

	159,925	180,762	191,112